SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income, net:
Interest on bank deposits and other	$ 11,377	$ 5,137	$ 4,131
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	2,787	1,754	1,855
Gain (loss) on sale of marketable securities	(243)	68	438
Bank charges	(197)	(207)	(200)
Foreign currency differences, net	203	1,300	(1,817)
Financial income, net	$ 13,927	$ 8,052	$ 4,407